Average Annual Total Returns	(Multimanager Lifestyle Conservative Portfolio) Class A (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 1 Year	(Multimanager Lifestyle Conservative Portfolio) Class A (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 5 Years	(Multimanager Lifestyle Conservative Portfolio) Class A (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 10 Years	(Multimanager Lifestyle Conservative Portfolio) Class C (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 1 Year	(Multimanager Lifestyle Conservative Portfolio) Class C (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 5 Years	(Multimanager Lifestyle Conservative Portfolio) Class C (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 10 Years	(Multimanager Lifestyle Conservative Portfolio) Class I (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 1 Year	(Multimanager Lifestyle Conservative Portfolio) Class I (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 5 Years	(Multimanager Lifestyle Conservative Portfolio) Class I (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 10 Years	(Multimanager Lifestyle Conservative Portfolio) Class R2 (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 1 Year	(Multimanager Lifestyle Conservative Portfolio) Class R2 (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 5 Years	(Multimanager Lifestyle Conservative Portfolio) Class R2 (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 10 Years	(Multimanager Lifestyle Conservative Portfolio) Class R4 (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 1 Year	(Multimanager Lifestyle Conservative Portfolio) Class R4 (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 5 Years	(Multimanager Lifestyle Conservative Portfolio) Class R4 (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 10 Years	(Multimanager Lifestyle Conservative Portfolio) Class R5 (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 1 Year	(Multimanager Lifestyle Conservative Portfolio) Class R5 (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 5 Years	(Multimanager Lifestyle Conservative Portfolio) Class R5 (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 10 Years	(Multimanager Lifestyle Conservative Portfolio) Class R6 (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 1 Year	(Multimanager Lifestyle Conservative Portfolio) Class R6 (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 5 Years	(Multimanager Lifestyle Conservative Portfolio) Class R6 (Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) 10 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class A 1 Year	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class A 5 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class A 10 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class A after tax on distributions 1 Year	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class A after tax on distributions 5 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class A after tax on distributions 10 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class A after tax on distributions, with sale 1 Year	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class A after tax on distributions, with sale 5 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class A after tax on distributions, with sale 10 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class C 1 Year	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class C 5 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class C 10 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class I 1 Year	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class I 5 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class I 10 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class R2 1 Year	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class R2 5 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class R2 10 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class R4 1 Year	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class R4 5 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class R4 10 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class R5 1 Year	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class R5 5 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class R5 10 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class R6 1 Year	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class R6 5 Years	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) Class R6 10 Years
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Aggressive Portfolio)
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Aggressive Portfolio)
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Aggressive Portfolio)
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
10 Years

(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Aggressive Portfolio)
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Aggressive Portfolio)
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Aggressive Portfolio)
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																													(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years		(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Aggressive Portfolio) MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) 5 Years
(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Aggressive Portfolio)
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
10 Years

(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Aggressive Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Aggressive Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Aggressive Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Aggressive Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																												(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class A 1 Year	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class A 5 Years	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class A 10 Years	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class A after tax on distributions 1 Year	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class A after tax on distributions 5 Years	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class A after tax on distributions 10 Years	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class A after tax on distributions, with sale 1 Year	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class A after tax on distributions, with sale 5 Years	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class A after tax on distributions, with sale 10 Years	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class C 1 Year	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class C 5 Years	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class C 10 Years	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class I 1 Year	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class I 5 Years	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class I 10 Years	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class R2 1 Year	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class R2 5 Years	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class R2 10 Years	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class R4 1 Year	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class R4 5 Years	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class R4 10 Years	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class R5 1 Year	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class R5 5 Years	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class R5 10 Years	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class R6 1 Year	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class R6 5 Years	(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) Class R6 10 Years
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Growth Portfolio)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Growth Portfolio)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Growth Portfolio)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
10 Years

(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Growth Portfolio)
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Growth Portfolio)
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Growth Portfolio)
John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																			(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Growth Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Growth Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Growth Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Growth Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
10 Years

(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Growth Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Growth Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Growth Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Growth Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																		(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class A 1 Year	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class A 5 Years	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class A 10 Years	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class A after tax on distributions 1 Year	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class A after tax on distributions 5 Years	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class A after tax on distributions 10 Years	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class A after tax on distributions, with sale 1 Year	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class A after tax on distributions, with sale 5 Years	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class A after tax on distributions, with sale 10 Years	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class C 1 Year	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class C 5 Years	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class C 10 Years	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class I 1 Year	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class I 5 Years	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class I 10 Years	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class R2 1 Year	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class R2 5 Years	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class R2 10 Years	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class R4 1 Year	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class R4 5 Years	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class R4 10 Years	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class R5 1 Year	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class R5 5 Years	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class R5 10 Years	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class R6 1 Year	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class R6 5 Years	(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) Class R6 10 Years
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Balanced Portfolio)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Balanced Portfolio)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Balanced Portfolio)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
10 Years

(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Balanced Portfolio)
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Balanced Portfolio)
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Balanced Portfolio)
John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																									(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Balanced Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Balanced Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Balanced Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Balanced Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
10 Years

(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Balanced Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Balanced Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Balanced Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Balanced Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																								(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class A 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class A 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class A 10 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class A after tax on distributions 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class A after tax on distributions 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class A after tax on distributions 10 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class A after tax on distributions, with sale 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class A after tax on distributions, with sale 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class A after tax on distributions, with sale 10 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class C 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class C 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class C 10 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class I 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class I 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class I 10 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class R2 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class R2 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class R2 10 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class R4 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class R4 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class R4 10 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class R5 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class R5 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class R5 10 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class R6 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class R6 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) Class R6 10 Years
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Moderate Portfolio)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Moderate Portfolio)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Moderate Portfolio)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
10 Years

(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Moderate Portfolio)
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Moderate Portfolio)
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Moderate Portfolio)
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes)
10 Years

(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Moderate Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Moderate Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Moderate Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																					(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Moderate Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Moderate Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Moderate Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Moderate Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Moderate Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																														(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Conservative Portfolio) Class A after tax on distributions 1 Year	(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Conservative Portfolio) Class A after tax on distributions 5 Years	(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Conservative Portfolio) Class A after tax on distributions 10 Years	(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Conservative Portfolio) Class A after tax on distributions, with sale 1 Year	(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Conservative Portfolio) Class A after tax on distributions, with sale 5 Years	(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6) (Multimanager Lifestyle Conservative Portfolio) Class A after tax on distributions, with sale 10 Years
(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Conservative Portfolio)
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Conservative Portfolio)
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Conservative Portfolio)
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
10 Years

(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Conservative Portfolio)
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Conservative Portfolio)
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Conservative Portfolio)
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
10 Years

(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Conservative Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Conservative Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Conservative Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
10 Years

(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Conservative Portfolio)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Conservative Portfolio)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Conservative Portfolio)
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
10 Years

(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Conservative Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Conservative Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Conservative Portfolio - Class A, C, I, R2, R4, R5, R6)
(Multimanager Lifestyle Conservative Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																															(Multimanager Lifestyle Aggressive Portfolio - Class 1) (Multimanager Lifestyle Aggressive Portfolio) Class 1 1 Year	(Multimanager Lifestyle Aggressive Portfolio - Class 1) (Multimanager Lifestyle Aggressive Portfolio) Class 1 5 Years	(Multimanager Lifestyle Aggressive Portfolio - Class 1) (Multimanager Lifestyle Aggressive Portfolio) Class 1 10 Years	(Multimanager Lifestyle Aggressive Portfolio - Class 1) (Multimanager Lifestyle Aggressive Portfolio) Class 1 after tax on distributions 1 Year	(Multimanager Lifestyle Aggressive Portfolio - Class 1) (Multimanager Lifestyle Aggressive Portfolio) Class 1 after tax on distributions 5 Years	(Multimanager Lifestyle Aggressive Portfolio - Class 1) (Multimanager Lifestyle Aggressive Portfolio) Class 1 after tax on distributions 10 Years	(Multimanager Lifestyle Aggressive Portfolio - Class 1) (Multimanager Lifestyle Aggressive Portfolio) Class 1 after tax on distributions, with sale 1 Year	(Multimanager Lifestyle Aggressive Portfolio - Class 1) (Multimanager Lifestyle Aggressive Portfolio) Class 1 after tax on distributions, with sale 5 Years	(Multimanager Lifestyle Aggressive Portfolio - Class 1) (Multimanager Lifestyle Aggressive Portfolio) Class 1 after tax on distributions, with sale 10 Years
(Multimanager Lifestyle Aggressive Portfolio - Class 1)
(Multimanager Lifestyle Aggressive Portfolio)
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Aggressive Portfolio - Class 1)
(Multimanager Lifestyle Aggressive Portfolio)
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Aggressive Portfolio - Class 1)
(Multimanager Lifestyle Aggressive Portfolio)
Morningstar U.S. Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
10 Years

(Multimanager Lifestyle Aggressive Portfolio - Class 1)
(Multimanager Lifestyle Aggressive Portfolio)
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Aggressive Portfolio - Class 1)
(Multimanager Lifestyle Aggressive Portfolio)
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Aggressive Portfolio - Class 1)
(Multimanager Lifestyle Aggressive Portfolio)
John Hancock Lifestyle Aggressive Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																				(Multimanager Lifestyle Aggressive Portfolio - Class 1) (Multimanager Lifestyle Aggressive Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multimanager Lifestyle Aggressive Portfolio - Class 1) (Multimanager Lifestyle Aggressive Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multimanager Lifestyle Aggressive Portfolio - Class 1) (Multimanager Lifestyle Aggressive Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years		(Multimanager Lifestyle Aggressive Portfolio - Class 1) (Multimanager Lifestyle Aggressive Portfolio) MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multimanager Lifestyle Aggressive Portfolio - Class 1) (Multimanager Lifestyle Aggressive Portfolio) MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multimanager Lifestyle Aggressive Portfolio - Class 1) (Multimanager Lifestyle Aggressive Portfolio) MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) 10 Years
(Multimanager Lifestyle Aggressive Portfolio - Class 1)
(Multimanager Lifestyle Aggressive Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Aggressive Portfolio - Class 1)
(Multimanager Lifestyle Aggressive Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Aggressive Portfolio - Class 1)
(Multimanager Lifestyle Aggressive Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																																			(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) Class 1 1 Year	(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) Class 1 5 Years	(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) Class 1 10 Years	(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) Class 1 after tax on distributions 1 Year	(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) Class 1 after tax on distributions 5 Years	(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) Class 1 after tax on distributions 10 Years	(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) Class 1 after tax on distributions, with sale 1 Year	(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) Class 1 after tax on distributions, with sale 5 Years	(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) Class 1 after tax on distributions, with sale 10 Years
(Multimanager Lifestyle Growth Portfolio - Class 1)
(Multimanager Lifestyle Growth Portfolio)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Growth Portfolio - Class 1)
(Multimanager Lifestyle Growth Portfolio)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Growth Portfolio - Class 1)
(Multimanager Lifestyle Growth Portfolio)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																		(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years		(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years		(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multimanager Lifestyle Growth Portfolio - Class 1) (Multimanager Lifestyle Growth Portfolio) Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years
(Multimanager Lifestyle Growth Portfolio - Class 1)
(Multimanager Lifestyle Growth Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Growth Portfolio - Class 1)
(Multimanager Lifestyle Growth Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Growth Portfolio - Class 1)
(Multimanager Lifestyle Growth Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																							(Multimanager Lifestyle Balanced Portfolio - Class 1) (Multimanager Lifestyle Balanced Portfolio) Class 1 1 Year	(Multimanager Lifestyle Balanced Portfolio - Class 1) (Multimanager Lifestyle Balanced Portfolio) Class 1 5 Years	(Multimanager Lifestyle Balanced Portfolio - Class 1) (Multimanager Lifestyle Balanced Portfolio) Class 1 10 Years	(Multimanager Lifestyle Balanced Portfolio - Class 1) (Multimanager Lifestyle Balanced Portfolio) Class 1 after tax on distributions 1 Year	(Multimanager Lifestyle Balanced Portfolio - Class 1) (Multimanager Lifestyle Balanced Portfolio) Class 1 after tax on distributions 5 Years	(Multimanager Lifestyle Balanced Portfolio - Class 1) (Multimanager Lifestyle Balanced Portfolio) Class 1 after tax on distributions 10 Years	(Multimanager Lifestyle Balanced Portfolio - Class 1) (Multimanager Lifestyle Balanced Portfolio) Class 1 after tax on distributions, with sale 1 Year	(Multimanager Lifestyle Balanced Portfolio - Class 1) (Multimanager Lifestyle Balanced Portfolio) Class 1 after tax on distributions, with sale 5 Years	(Multimanager Lifestyle Balanced Portfolio - Class 1) (Multimanager Lifestyle Balanced Portfolio) Class 1 after tax on distributions, with sale 10 Years
(Multimanager Lifestyle Balanced Portfolio - Class 1)
(Multimanager Lifestyle Balanced Portfolio)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Balanced Portfolio - Class 1)
(Multimanager Lifestyle Balanced Portfolio)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Balanced Portfolio - Class 1)
(Multimanager Lifestyle Balanced Portfolio)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																																						(Multimanager Lifestyle Balanced Portfolio - Class 1) (Multimanager Lifestyle Balanced Portfolio) John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multimanager Lifestyle Balanced Portfolio - Class 1) (Multimanager Lifestyle Balanced Portfolio) John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multimanager Lifestyle Balanced Portfolio - Class 1) (Multimanager Lifestyle Balanced Portfolio) John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes) 10 Years		(Multimanager Lifestyle Balanced Portfolio - Class 1) (Multimanager Lifestyle Balanced Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multimanager Lifestyle Balanced Portfolio - Class 1) (Multimanager Lifestyle Balanced Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multimanager Lifestyle Balanced Portfolio - Class 1) (Multimanager Lifestyle Balanced Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
(Multimanager Lifestyle Balanced Portfolio - Class 1)
(Multimanager Lifestyle Balanced Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Balanced Portfolio - Class 1)
(Multimanager Lifestyle Balanced Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Balanced Portfolio - Class 1)
(Multimanager Lifestyle Balanced Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
10 Years

(Multimanager Lifestyle Balanced Portfolio - Class 1)
(Multimanager Lifestyle Balanced Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Balanced Portfolio - Class 1)
(Multimanager Lifestyle Balanced Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Balanced Portfolio - Class 1)
(Multimanager Lifestyle Balanced Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																																																											(Multimanager Lifestyle Moderate Portfolio - Class 1) (Multimanager Lifestyle Moderate Portfolio) Class 1 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class 1) (Multimanager Lifestyle Moderate Portfolio) Class 1 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class 1) (Multimanager Lifestyle Moderate Portfolio) Class 1 10 Years	(Multimanager Lifestyle Moderate Portfolio - Class 1) (Multimanager Lifestyle Moderate Portfolio) Class 1 after tax on distributions 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class 1) (Multimanager Lifestyle Moderate Portfolio) Class 1 after tax on distributions 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class 1) (Multimanager Lifestyle Moderate Portfolio) Class 1 after tax on distributions 10 Years	(Multimanager Lifestyle Moderate Portfolio - Class 1) (Multimanager Lifestyle Moderate Portfolio) Class 1 after tax on distributions, with sale 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class 1) (Multimanager Lifestyle Moderate Portfolio) Class 1 after tax on distributions, with sale 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class 1) (Multimanager Lifestyle Moderate Portfolio) Class 1 after tax on distributions, with sale 10 Years
(Multimanager Lifestyle Moderate Portfolio - Class 1)
(Multimanager Lifestyle Moderate Portfolio)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Moderate Portfolio - Class 1)
(Multimanager Lifestyle Moderate Portfolio)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Moderate Portfolio - Class 1)
(Multimanager Lifestyle Moderate Portfolio)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																																																																										(Multimanager Lifestyle Moderate Portfolio - Class 1) (Multimanager Lifestyle Moderate Portfolio) John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multimanager Lifestyle Moderate Portfolio - Class 1) (Multimanager Lifestyle Moderate Portfolio) John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multimanager Lifestyle Moderate Portfolio - Class 1) (Multimanager Lifestyle Moderate Portfolio) John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes) 10 Years
(Multimanager Lifestyle Moderate Portfolio - Class 1)
(Multimanager Lifestyle Moderate Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Moderate Portfolio - Class 1)
(Multimanager Lifestyle Moderate Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Moderate Portfolio - Class 1)
(Multimanager Lifestyle Moderate Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																																																																																						(Multimanager Lifestyle Moderate Portfolio - Class 1) (Multimanager Lifestyle Moderate Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class 1) (Multimanager Lifestyle Moderate Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class 1) (Multimanager Lifestyle Moderate Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
(Multimanager Lifestyle Moderate Portfolio - Class 1)
(Multimanager Lifestyle Moderate Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Moderate Portfolio - Class 1)
(Multimanager Lifestyle Moderate Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Moderate Portfolio - Class 1)
(Multimanager Lifestyle Moderate Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																																																																																															(Multimanager Lifestyle Conservative Portfolio - Class 1) (Multimanager Lifestyle Conservative Portfolio) Class 1 1 Year	(Multimanager Lifestyle Conservative Portfolio - Class 1) (Multimanager Lifestyle Conservative Portfolio) Class 1 5 Years	(Multimanager Lifestyle Conservative Portfolio - Class 1) (Multimanager Lifestyle Conservative Portfolio) Class 1 10 Years	(Multimanager Lifestyle Conservative Portfolio - Class 1) (Multimanager Lifestyle Conservative Portfolio) Class 1 after tax on distributions 1 Year	(Multimanager Lifestyle Conservative Portfolio - Class 1) (Multimanager Lifestyle Conservative Portfolio) Class 1 after tax on distributions 5 Years	(Multimanager Lifestyle Conservative Portfolio - Class 1) (Multimanager Lifestyle Conservative Portfolio) Class 1 after tax on distributions 10 Years	(Multimanager Lifestyle Conservative Portfolio - Class 1) (Multimanager Lifestyle Conservative Portfolio) Class 1 after tax on distributions, with sale 1 Year	(Multimanager Lifestyle Conservative Portfolio - Class 1) (Multimanager Lifestyle Conservative Portfolio) Class 1 after tax on distributions, with sale 5 Years	(Multimanager Lifestyle Conservative Portfolio - Class 1) (Multimanager Lifestyle Conservative Portfolio) Class 1 after tax on distributions, with sale 10 Years
(Multimanager Lifestyle Conservative Portfolio - Class 1)
(Multimanager Lifestyle Conservative Portfolio)
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Conservative Portfolio - Class 1)
(Multimanager Lifestyle Conservative Portfolio)
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Conservative Portfolio - Class 1)
(Multimanager Lifestyle Conservative Portfolio)
Morningstar U.S. Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
10 Years

(Multimanager Lifestyle Conservative Portfolio - Class 1)
(Multimanager Lifestyle Conservative Portfolio)
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Conservative Portfolio - Class 1)
(Multimanager Lifestyle Conservative Portfolio)
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Conservative Portfolio - Class 1)
(Multimanager Lifestyle Conservative Portfolio)
John Hancock Lifestyle Conservative Index (reflects no deduction for fees, expenses, or taxes)
10 Years

(Multimanager Lifestyle Conservative Portfolio - Class 1)
(Multimanager Lifestyle Conservative Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Conservative Portfolio - Class 1)
(Multimanager Lifestyle Conservative Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Conservative Portfolio - Class 1)
(Multimanager Lifestyle Conservative Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																																																																																																																										(Multimanager Lifestyle Conservative Portfolio - Class 1) (Multimanager Lifestyle Conservative Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multimanager Lifestyle Conservative Portfolio - Class 1) (Multimanager Lifestyle Conservative Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multimanager Lifestyle Conservative Portfolio - Class 1) (Multimanager Lifestyle Conservative Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
(Multimanager Lifestyle Conservative Portfolio - Class 1)
(Multimanager Lifestyle Conservative Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Conservative Portfolio - Class 1)
(Multimanager Lifestyle Conservative Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Conservative Portfolio - Class 1)
(Multimanager Lifestyle Conservative Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																																																																																																																																			(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) Class R5 1 Year	(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) Class R5 5 Years	(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) Class R5 10 Years	(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) Class R5 after tax on distributions 1 Year	(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) Class R5 after tax on distributions 5 Years	(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) Class R5 after tax on distributions 10 Years	(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) Class R5 after tax on distributions, with sale 1 Year	(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) Class R5 after tax on distributions, with sale 5 Years	(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) Class R5 after tax on distributions, with sale 10 Years
(Multimanager Lifestyle Growth Portfolio - Class 5)
(Multimanager Lifestyle Growth Portfolio)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Growth Portfolio - Class 5)
(Multimanager Lifestyle Growth Portfolio)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Growth Portfolio - Class 5)
(Multimanager Lifestyle Growth Portfolio)
Morningstar U.S. Moderately Aggressive Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																																																																																																																																																		(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) John Hancock Lifestyle Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years		(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years		(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multimanager Lifestyle Growth Portfolio - Class 5) (Multimanager Lifestyle Growth Portfolio) Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years
(Multimanager Lifestyle Growth Portfolio - Class 5)
(Multimanager Lifestyle Growth Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**
1 Year

(Multimanager Lifestyle Growth Portfolio - Class 5)
(Multimanager Lifestyle Growth Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**
5 Years

(Multimanager Lifestyle Growth Portfolio - Class 5)
(Multimanager Lifestyle Growth Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)**
10 Years
																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																							(Multimanager Lifestyle Balanced Portfolio - Class 5) (Multimanager Lifestyle Balanced Portfolio) Class 5 1 Year	(Multimanager Lifestyle Balanced Portfolio - Class 5) (Multimanager Lifestyle Balanced Portfolio) Class 5 5 Years	(Multimanager Lifestyle Balanced Portfolio - Class 5) (Multimanager Lifestyle Balanced Portfolio) Class 5 10 Years	(Multimanager Lifestyle Balanced Portfolio - Class 5) (Multimanager Lifestyle Balanced Portfolio) Class 5 after tax on distributions 1 Year	(Multimanager Lifestyle Balanced Portfolio - Class 5) (Multimanager Lifestyle Balanced Portfolio) Class 5 after tax on distributions 5 Years	(Multimanager Lifestyle Balanced Portfolio - Class 5) (Multimanager Lifestyle Balanced Portfolio) Class 5 after tax on distributions 10 Years	(Multimanager Lifestyle Balanced Portfolio - Class 5) (Multimanager Lifestyle Balanced Portfolio) Class 5 after tax on distributions, with sale 1 Year	(Multimanager Lifestyle Balanced Portfolio - Class 5) (Multimanager Lifestyle Balanced Portfolio) Class 5 after tax on distributions, with sale 5 Years	(Multimanager Lifestyle Balanced Portfolio - Class 5) (Multimanager Lifestyle Balanced Portfolio) Class 5 after tax on distributions, with sale 10 Years
(Multimanager Lifestyle Balanced Portfolio - Class 5)
(Multimanager Lifestyle Balanced Portfolio)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Balanced Portfolio - Class 5)
(Multimanager Lifestyle Balanced Portfolio)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Balanced Portfolio - Class 5)
(Multimanager Lifestyle Balanced Portfolio)
Morningstar U.S. Moderate Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																						(Multimanager Lifestyle Balanced Portfolio - Class 5) (Multimanager Lifestyle Balanced Portfolio) John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multimanager Lifestyle Balanced Portfolio - Class 5) (Multimanager Lifestyle Balanced Portfolio) John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multimanager Lifestyle Balanced Portfolio - Class 5) (Multimanager Lifestyle Balanced Portfolio) John Hancock Lifestyle Balanced Index (reflects no deduction for fees, expenses, or taxes) 10 Years		(Multimanager Lifestyle Balanced Portfolio - Class 5) (Multimanager Lifestyle Balanced Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multimanager Lifestyle Balanced Portfolio - Class 5) (Multimanager Lifestyle Balanced Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multimanager Lifestyle Balanced Portfolio - Class 5) (Multimanager Lifestyle Balanced Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
(Multimanager Lifestyle Balanced Portfolio - Class 5)
(Multimanager Lifestyle Balanced Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Balanced Portfolio - Class 5)
(Multimanager Lifestyle Balanced Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Balanced Portfolio - Class 5)
(Multimanager Lifestyle Balanced Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
10 Years

(Multimanager Lifestyle Balanced Portfolio - Class 5)
(Multimanager Lifestyle Balanced Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Balanced Portfolio - Class 5)
(Multimanager Lifestyle Balanced Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Balanced Portfolio - Class 5)
(Multimanager Lifestyle Balanced Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																											(Multimanager Lifestyle Moderate Portfolio - Class 5) (Multimanager Lifestyle Moderate Portfolio) Class 5 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class 5) (Multimanager Lifestyle Moderate Portfolio) Class 5 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class 5) (Multimanager Lifestyle Moderate Portfolio) Class 5 10 Years	(Multimanager Lifestyle Moderate Portfolio - Class 5) (Multimanager Lifestyle Moderate Portfolio) Class 5 after tax on distributions 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class 5) (Multimanager Lifestyle Moderate Portfolio) Class 5 after tax on distributions 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class 5) (Multimanager Lifestyle Moderate Portfolio) Class 5 after tax on distributions 10 Years	(Multimanager Lifestyle Moderate Portfolio - Class 5) (Multimanager Lifestyle Moderate Portfolio) Class 5 after tax on distributions, with sale 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class 5) (Multimanager Lifestyle Moderate Portfolio) Class 5 after tax on distributions, with sale 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class 5) (Multimanager Lifestyle Moderate Portfolio) Class 5 after tax on distributions, with sale 10 Years
(Multimanager Lifestyle Moderate Portfolio - Class 5)
(Multimanager Lifestyle Moderate Portfolio)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Moderate Portfolio - Class 5)
(Multimanager Lifestyle Moderate Portfolio)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Moderate Portfolio - Class 5)
(Multimanager Lifestyle Moderate Portfolio)
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																										(Multimanager Lifestyle Moderate Portfolio - Class 5) (Multimanager Lifestyle Moderate Portfolio) John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes) 1 Year		(Multimanager Lifestyle Moderate Portfolio - Class 5) (Multimanager Lifestyle Moderate Portfolio) John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes) 5 Years		(Multimanager Lifestyle Moderate Portfolio - Class 5) (Multimanager Lifestyle Moderate Portfolio) John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes) 10 Years
(Multimanager Lifestyle Moderate Portfolio - Class 5)
(Multimanager Lifestyle Moderate Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Moderate Portfolio - Class 5)
(Multimanager Lifestyle Moderate Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Moderate Portfolio - Class 5)
(Multimanager Lifestyle Moderate Portfolio)
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
10 Years
																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																																						(Multimanager Lifestyle Moderate Portfolio - Class 5) (Multimanager Lifestyle Moderate Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	(Multimanager Lifestyle Moderate Portfolio - Class 5) (Multimanager Lifestyle Moderate Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	(Multimanager Lifestyle Moderate Portfolio - Class 5) (Multimanager Lifestyle Moderate Portfolio) S&P 500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
(Multimanager Lifestyle Moderate Portfolio - Class 5)
(Multimanager Lifestyle Moderate Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
1 Year

(Multimanager Lifestyle Moderate Portfolio - Class 5)
(Multimanager Lifestyle Moderate Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
5 Years

(Multimanager Lifestyle Moderate Portfolio - Class 5)
(Multimanager Lifestyle Moderate Portfolio)
Russell 3000 Index/MSCI ACWI ex–USA Index/Bloomberg Barclays U.S. Aggregate Bond Index/ICE Bank of America U.S. High Yield Index (reflects no deduction for fees, expenses, or taxes)
10 Years

Total	4.53%	4.85%	4.31%	7.65%	5.09%	4.04%	9.69%	6.14%	4.64%	9.26%	5.72%	4.61%	9.61%	5.98%	4.87%	9.74%	6.19%	5.12%	9.80%	6.25%	5.14%	13.48%	10.82%	8.80%	11.88%	8.34%	7.18%	8.92%	8.06%	6.77%	17.05%	11.06%	8.53%	19.20%	12.18%	9.15%	18.77%	11.73%	9.12%	19.02%	12.03%	9.39%	19.31%	12.25%	9.65%	19.36%	12.31%	9.69%	17.26%	[1]	13.03%	[1]	10.99%	[1]	11.69%	[2]	13.52%	[2]	10.64%	[2]	18.40%	[1]	15.22%	[1]	13.88%	[1]	7.82%	7.45%	5.51%	17.79%	[2]	13.51%	[2]	11.13%	[2]	11.88%	9.57%	7.99%	10.15%	7.20%	6.31%	7.90%	7.01%	5.99%	15.33%	9.79%	7.72%	17.50%	10.90%	8.34%	17.09%	10.46%	8.30%	17.34%	10.74%	8.62%	17.63%	10.97%	8.87%	17.65%	11.03%	8.87%	15.78%	[3]	11.63%	[3]	9.84%	[3]	11.46%	[4]	12.33%	[4]	9.77%	[4]	18.40%	[3]	15.22%	[3]	13.88%	[3]	7.51%	4.44%	3.84%	16.13%	[4]	12.00%	[4]	9.91%	[4]	9.77%	8.26%	6.90%	8.04%	6.13%	5.28%	6.44%	5.93%	5.01%	13.15%	8.48%	6.64%	15.33%	9.58%	7.25%	14.95%	9.16%	7.21%	15.08%	9.42%	7.54%	15.36%	9.63%	7.77%	15.37%	9.68%	7.76%	14.26%	[5]	10.25%	[5]	8.82%	[5]	11.31%	[6]	10.84%	[6]	8.77%	[6]	18.40%	[5]	15.22%	[5]	13.88%	[5]	7.51%	4.44%	3.84%	14.24%	[6]	10.42%	[6]	8.63%	[6]	6.77%	6.56%	5.67%	5.14%	4.75%	4.10%	4.41%	4.57%	3.94%	10.05%	6.77%	5.40%	12.17%	7.85%	6.01%	11.77%	7.43%	5.98%	12.00%	7.68%	6.26%	12.22%	7.91%	6.49%	12.30%	7.97%	6.52%	11.51%	[7]	8.07%	[7]	6.96%	[7]	10.08%	[8]	8.92%	[8]	7.26%	[8]	7.51%	[7]	4.44%	[7]	3.84%	[7]	18.40%	15.22%	13.88%	12.15%	[8]	8.77%	[8]	7.29%	[8]	2.86%	3.48%	2.89%	2.76%	3.24%	2.82%	9.26%	[9]	6.37%	[9]	5.42%	[9]	8.41%	[10]	6.80%	[10]	5.53%	[10]	7.51%	[9]	4.44%	[9]	3.84%	[9]	18.40%	15.22%	13.88%	9.87%	[10]	7.06%	[10]	5.89%	[10]	19.30%	12.25%	9.73%	17.26%	9.31%	7.69%	12.19%	8.88%	7.21%	17.26%	[11]	13.03%	[11]	10.99%	[11]	11.69%	[12]	13.52%	[12]	10.64%	[12]	18.40%	[11]	15.22%	[11]	13.88%	[11]	7.82%	7.45%	5.51%	17.79%	[12]	13.51%	[12]	11.13%	[12]	17.61%	10.97%	8.91%	15.46%	8.19%	6.83%	11.14%	7.84%	6.45%	15.78%	[13]	11.63%	[13]	9.84%	[13]	11.46%	[14]	12.33%	[14]	9.77%	[14]	18.40%	[13]	15.22%	[13]	13.88%	[13]	7.51%	4.44%	3.84%	16.13%	[14]	12.00%	[14]	9.91%	[14]	15.33%	9.64%	7.81%	13.19%	7.15%	5.83%	9.62%	6.78%	5.50%	14.26%	[15]	10.25%	[15]	8.82%	[15]	11.31%	[16]	10.84%	[16]	8.77%	[16]	18.40%	[15]	15.22%	[15]	13.88%	[15]	7.51%	4.44%	3.84%	14.24%	[16]	10.42%	[16]	8.63%	[16]	12.23%	7.92%	6.57%	10.24%	5.79%	4.69%	7.55%	5.45%	4.46%	11.51%	[17]	8.07%	[17]	6.96%	[17]	10.08%	[18]	8.92%	[18]	7.26%	[18]	7.51%	[17]	4.44%	[17]	3.84%	[17]	18.40%	15.22%	13.88%	12.15%	[18]	8.77%	[18]	7.29%	[18]	9.85%	6.23%	5.19%	7.86%	4.61%	3.52%	5.84%	4.17%	3.37%	9.26%	[19]	6.37%	[19]	5.42%	[19]	8.41%	[20]	6.80%	[20]	5.53%	[20]	7.51%	[19]	4.44%	[19]	3.84%	[19]	18.40%	15.22%	13.88%	9.87%	[20]	7.06%	[20]	5.89%	[20]	17.70%	11.03%	8.96%	15.52%	8.22%	6.87%	11.19%	7.87%	6.49%	15.78%	[21]	11.63%	[21]	9.84%	[21]	11.46%	[22]	12.33%	[22]	9.77%	[22]	18.40%	[21]	15.22%	[21]	13.88%	[21]	7.51%	4.44%	3.84%	16.13%	[22]	12.00%	[22]	9.91%	[22]	15.39%	9.69%	7.86%	13.21%	7.18%	5.86%	9.65%	6.81%	5.53%	14.26%	[23]	10.25%	[23]	8.82%	[23]	11.31%	[24]	10.84%	[24]	8.77%	[24]	18.40%	[23]	15.22%	[23]	13.88%	[23]	7.51%	4.44%	3.84%	14.24%	[24]	10.42%	[24]	8.63%	[24]	12.32%	7.98%	6.62%	10.30%	5.82%	4.71%	7.60%	5.48%	4.49%	11.51%	[25]	8.07%	[25]	6.96%	[25]	10.08%	[26]	8.92%	[26]	7.26%	[26]	7.51%	[25]	4.44%	[25]	3.84%	[25]	18.40%	15.22%	13.88%	12.15%	[26]	8.77%	[26]	7.29%	[26]

[1]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[2]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[3]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[4]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 4% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[5]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[6]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[7]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[8]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[9]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[10]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[11]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[12]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 70% of the Russell 3000 Index and 30% of the MSCI ACWI ex –USA Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Aggressive Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Aggressive Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[13]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[14]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 4% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[15]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[16]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[17]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[18]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[19]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[20]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 14% of the Russell 3000 Index, 6% of the MSCI ACWI ex—USA Index, 64% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Conservative Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Conservative Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[21]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[22]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 56% of the Russell 3000 Index, 24% of the MSCI ACWI ex—USA Index, 4% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 16% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Growth Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Growth Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[23]	Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[24]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 42% of the Russell 3000 Index, 18% of the MSCI ACWI ex—USA Index, 32% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 8% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Balanced Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Balanced Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[25]	Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg Barclays U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
[26]	Prior to May 1, 2021, the fund’s custom blended benchmark comprised 28% of the Russell 3000 Index, 12% of the MSCI ACWI ex—USA Index, 48% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 12% of the ICE BofA U.S. High Yield Index. Effective May 1, 2021, the fund’s custom blended benchmark is the John Hancock Lifestyle Moderate Index, a different blend of indexes as discussed above. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy.